Other current financial liabilities - Disclosure of Movement in Warrant Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Current derivative financial liabilities at beginning of period	€ 22,589
Current derivative financial liabilities at end of period	19,227	€ 22,589
Warrants
Disclosure of fair value measurement of liabilities [line items]
Current derivative financial liabilities at beginning of period	12,051	30,979
Issuance of warrants	0	0
Exercises of warrants	0	0
Change in fair value of warrants	(602)	(18,928)
Current derivative financial liabilities at end of period	€ 11,449	€ 12,051